RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

28. RELATED PARTY BALANCES AND TRANSACTIONS

Relationship with related party

Name	Relationship
Music Circus Co.	An associate of the Company

Related party transactions consist of the following:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Revenue
Music Circus Co.	—	—	135,890	943
Cost of revenue
Music Circus Co.	—	—	30,977	215
Selling and marketing expenses
Music Circus Co.	—	—	7,331	51

Capital contribution from the shareholder	—	30,000	379,364	2,631

Related party balances consist of the following:

	As of June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Accounts receivable
Music Circus Co.	—	—	107	1
Accounts payable
Music Circus Co.	—	—	12,900	89
Amount due to a related party
Music Circus Co.	—	—	26,629	185

Compensation for key management personnel for the years ended June 30, 2023, 2024 and 2025 is presented as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Salaries and other short-term employee benefits	109,411	98,937	110,282	765

No other material transactions or balances existed with related party during the years presented.